INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses Classified by Nature and Function (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Production costs
Amortization of intangible assets	$ 177,782
Analysis and storage		$ 23,417	$ 46,620
Commissions and royalties	165,013	971,932	1,268,670
Import and export expenses	241,301	70,783	190,226
Depreciation property, plant and equipment	1,243,606	1,274,206	1,170,624
Depreciation of leased assets	249,230	159,325	248,948
Freight and haulage	931,592	488,683	541,019
Employee benefits and social securities	7,750,363	4,974,759	4,744,240
Maintenance	929,600	632,406	400,162
Energy and fuel	555,066	336,812	397,253
Supplies and materials	773,873	516,431	321,962
Mobility and travel	60,326	11,225	12,980
Professional fees and outsourced services	1,483,627	787,462	575,566
Office supplies and registrations fees	197,033	217,146	2,093
Insurance	99,001	79,272	64,019
Information technology expenses	1,002	441
Obsolescence	849,641	579,832	977,817
Taxes	47,296	44,228	28,724
Miscellaneous	1,387	1,530	7,242
Production costs	15,756,739	11,169,890	10,998,165
Selling, general and administrative expenses
Amortization intangible assets	1,634,832	1,250,262	1,122,194
Analysis and storage		123,168	23,851
Commissions and royalties	1,661,984	996,636	553,518
Import and export expenses	843,383	720,888	1,321,256
Depreciation of property, plant and equipment	2,087,389	1,319,758	742,341
Depreciation of leased assets	971,882	644,709	317,870
Impairment of receivables	1,598,042	560,931	1,499,298
Freight and haulage	9,528,553	3,894,696	3,458,525
Employee benefits and social securities	22,980,983	14,979,262	12,505,277
Maintenance	1,499,107	586,614	530,758
Energy and fuel	53,146	52,710	111,141
Supplies and materials	2,103,877	203,250	260,126
Mobility and travel	2,399,260	940,619	1,358,857
Publicity and advertising	4,840,864	2,518,286	1,718,572
Contingencies	292,732	158,818	200,525
Share-based incentives	1,381,811	1,655,135	3,428,029
Professional fees and outsourced services	7,792,707	7,668,043	2,752,852
Professional fees related parties	389,714	157,714	32,816
Office supplies and registrations fees	776,542	463,790	356,906
Insurance	1,620,959	993,738	295,206
Information technology expenses	1,863,134	1,347,374	917,230
Taxes	10,671,564	6,001,292	4,656,318
Miscellaneous	491,347	364,208	181,562
Total selling, general and administrative expense	77,483,812	47,601,901	38,345,028
Production costs and selling, general and administrative expenses
Amortization of intangible assets	1,812,614	1,250,262	1,122,194
Analysis and storage		146,585	70,471
Commissions and royalties	1,826,997	1,968,568	1,822,188
Import and export expenses	1,084,684	791,671	1,511,482
Depreciation of property, plant and equipment	3,330,995	2,593,964	1,912,965
Depreciation of leased assets	1,221,112	804,034	566,818
Impairment of receivables	1,598,042	560,931	1,499,298
Freight and haulage	10,460,145	4,383,379	3,999,544
Employee benefits and social securities	30,731,346	19,954,021	17,249,517
Maintenance	2,428,707	1,219,020	930,920
Information technology expenses	1,864,136	1,347,815	917,230
Energy and fuel	608,212	389,522	508,394
Supplies and materials	2,877,750	719,681	582,088
Mobility and travel	2,459,586	951,844	1,371,837
Publicity and advertising.	4,840,864	2,518,286	1,718,572
Contingencies	292,732	158,818	200,525
Share-based incentives	1,381,811	1,655,135	3,428,029
Professional fees and outsourced services	9,276,334	8,455,505	3,328,418
Professional fees related parties	389,714	157,714	32,816
Office supplies and registrations fees	973,575	680,936	358,999
Insurance	1,719,960	1,073,010	359,225
Obsolescence	849,641	579,832	977,817
Taxes	10,718,860	6,045,520	4,685,042
Miscellaneous	492,734	365,738	188,804
Total	$ 93,240,551	$ 58,771,791	$ 49,343,193